NOTE 13 - Share based compensation: Schedule of Summary of activity of options granted to purchase the Company's Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	(106,132)	(103,418)
Options
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,902,090	1,807,456
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.3	$ 6.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	1,807,456	1,783,466
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 6.15	$ 6.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	214,885	193,071
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6.23	$ 5.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	(106,132)	(103,418)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 3.67	$ 3.85
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited	(14,119)	(62,810)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 5.89	$ 7.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	1,902,090	1,807,456
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 6.3	$ 6.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,620,445	1,578,131
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 6.04